Basis of Presentation and Summary of Significant Accounting Policies - Schedule Of Capitalized Deferred Offering Costs (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Deferred Costs, Noncurrent	$ 2,291,343	$ 1,524,934	$ 0
SPAC-related legal fees [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Deferred Costs, Noncurrent	2,031,323	1,264,914
Investment bank advisory services [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Deferred Costs, Noncurrent	135,000	135,000
Federal Trade Commission filing fees [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Deferred Costs, Noncurrent	$ 125,020	$ 125,020